Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of other liabilities as of December 31, 2014 and 2013 is as follows:

	2014	2013
	(in millions)
Advances on buy-back agreements	$1,962	$1,902
Warranty and campaign programs	1,020	1,111
Marketing and sales incentive programs	1,413	1,340
Tax payables	680	973
Accrued expenses and Deferred income	731	748
Accrued employee benefits	669	844
Legal reserves and other provisions	410	551
Contract reserve	390	467
Restructuring reserve	95	77
Other	689	722
Total	$8,059	$8,735

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the years ended December 31, 2014 and 2013 for the basic warranty and accruals for campaign programs are as follows:

	2014	2013
	(in millions)
Balance, beginning of year	$1,111	$1,058
Current year additions	866	903
Claims paid	(837)	(815)
Currency translation adjustment and other	(120)	(35)
Balance, end of year	$1,020	$1,111

Schedule Of Restructuring Activity

The following table sets forth restructuring activity for the year ended December 31, 2014, 2013 and 2012:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2012	$30	$2	$22	$54
Restructuring charges	204	(1)	28	231
Reserves utilized: cash	(78)	(1)	(9)	(88)
Reserves utilized: non-cash	(22)	—	—	(22)
Currency translation adjustments	(3)	—	(17)	(20)
Balance at December 31, 2012	131	-	24	155
Restructuring charges	67	1	3	71
Reserves utilized: cash	(122)	—	(16)	(138)
Reserves utilized: non-cash	(8)	—	(3)	(11)
Currency translation adjustments	1		(1)	-
Balance at December 31, 2013	69	1	7	77
Restructuring charges	118	32	34	184
Reserves utilized: cash	(74)	—	(8)	(82)
Reserves utilized: non-cash	(13)	(26)	(24)	(63)
Currency translation adjustments	(14)	(1)	(6)	(21)
Balance at December 31, 2014	$86	$6	$3	$95